Schedule II - Financial Statement Schedule Valuation and Qualifying Accounts (Parenthetical) (Detail) (Maximum [Member], USD $)	12 Months Ended
Dec. 31, 2014
Maximum [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Amounts written off, net of recoveries	$ 100,000